Consolidated Statements of Cash Flows - CAD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss for the year	$ (2,657,957)	$ (2,749,939)	$ (7,615,864)
Adjustments for non-cash items:
Depreciation and amortization	78,172	272,616	92,700
Depreciation - cost of sales	0	825,783	479,490
Services paid in shares	0	0	131,791
Provision for expected credit losses	0	134,083	0
Share-based payments	0	890,523	5,332,500
Accretion	13,259	0	58,405
Gain on settlement of accounts payable	0	(53,396)	0
Interest expense	227,955	276,597	390,251
Interest income	(7,764)	0	(8,303)
Listing expense	1,309,384	0	0
Loss on disposal of capital assets	0	150,000	0
Realized loss on marketable securities	0	0	1,500
Deferred income tax recovery	(0)	(31,000)	0
Net change in non-cash working capital items:
Amounts receivable	(461,167)	(344,914)	(668,972)
Prepaid expenses and deposits	(0)	(99,419)	950
Marketable securities	(1,500)	(0)	0
Inventory	(0)	(406,936)	(1,421,237)
Accounts payable and accrued liabilities	66,174	81,909	419,069
Cash used in operating activities	(1,433,444)	(1,054,093)	(2,807,720)
Financing activities
Proceeds on private placement of units, net of share issue costs	2,651,605	135,000	3,472,800
Proceeds from warrants exercise	0	0	77,340
Proceeds from mortgage renegotiation, net of transaction costs	0	992,877	0
Borrowing costs mortgage	0	0	(18,345)
Interest paid	(134,530)	(208,537)	(196,699)
Interest paid - lease liability	0	(846)	0
Principal repaid - lease liability	0	(2,510)	0
Proceeds from issue of bonds, notes and debentures	3,177,000	0	0
Proceeds from loan	0	0	60,000
Cash provided by financing activities	5,694,075	915,984	3,395,096
Investing activities
Consideration paid on acquisition of Perceive MD	0	(10,000)	0
Cash received from the acquisition of PerceiveMD	0	26,302	0
Cash received from the acquisition of Phyto BrandCo Ltd.)	0	301,966	0
Cash received from the reverse acquisition	111,496	0	0
Purchases of property and equipment	(4,365,559)	(581,079)	(1,827,044)
Interest income	7,764	0	8,303
Cash used in investing activities	(4,246,299)	(262,811)	(1,818,741)
Net increase (decrease) in cash	14,332	(400,920)	(1,231,365)
Cash, beginning of year		1,145,461	2,376,826
Cash, end of year	$ 2,376,826	$ 744,541	$ 1,145,461